COMMITMENTS AND CONTINGENCIES (Detail)	12 Months Ended
	Sep. 30, 2015 USD ($) Gaming_Facilities Slot_Machine	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Mohegan Tribe
Commitment And Contingencies [Line Items]
Term of lease	25 years
Renewable period of additional term	25 years
Slot Win Contributions
Commitment And Contingencies [Line Items]
Contribution frequency period	12 months
Contribution determination criteria 1, percent of gross revenues from slot machines, lesser of	30.00%
Contribution determination criteria 2a, lesser of, percent of gross revenues from slot machines, greater of	25.00%
Contribution determination criteria 2b, lesser of, set cash contribution	$ 80,000,000
Limitation of excluded free promotional play as a percent of gross revenues from slot machines	11.00%
Contribution rate applied to excess free promotional play revenues in excess of limitation, if other than standard rate	25.00%
Slot win contributions	$ 145,600,000	$ 146,500,000	$ 155,800,000
Slot win contributions outstanding	$ 11,900,000	11,600,000
Pennsylvania Slot Machine Tax
Commitment And Contingencies [Line Items]
Tax rate applied to percent of gross revenues from slot machines	55.00%
Portion of taxed revenues subject to minimum annual local share assessment	2.00%
Minimum annual local share assessment	$ 10,000,000
Escrow deposit for tax payments	1,500,000
Slot machine tax expense recognized	119,600,000	122,300,000	124,000,000
Slot machine tax expense, outstanding	$ 4,700,000	4,600,000
Pennsylvania Slot Machine Tax | Downs Racing
Commitment And Contingencies [Line Items]
Number of slot machines at Mohegan Sun at Pocono Downs permitted by license | Slot_Machine	3,000
Number of slot machines at Mohegan Sun at Pocono Downs permitted by license expandable to | Slot_Machine	5,000
Pennsylvania Table Game Tax
Commitment And Contingencies [Line Items]
Subsequent table game tax rate	12.00%
Additional local tax	2.00%
Table game tax expense recognized	$ 6,700,000	6,300,000	6,100,000
Table game tax expense outstanding	148,000	156,000
Pennsylvania Regulatory Fee
Commitment And Contingencies [Line Items]
Regulatory fee recognized	4,600,000	4,700,000	4,200,000
Regulatory fee outstanding	$ 70,000	147,000
Fee rate, percent of gross revenues from slot machines and table games	1.50%
Pennsylvania Gaming Control Board Loans
Commitment And Contingencies [Line Items]
PGCB loan repayment expense	$ 620,000	638,000	633,000
Loans obtained by PGCB	36,100,000
Additional Loans granted by PGCB	$ 63,800,000
Number of authorized gaming facilities | Gaming_Facilities	14
Number of authorized gaming facilities that have commenced operations | Gaming_Facilities	12
PGCB loan repayment period	10 years
Horsemen's Agreement
Commitment And Contingencies [Line Items]
Purses earned by horsemen and other fees outstanding	$ 7,400,000	8,100,000
Priority Distribution Agreement
Commitment And Contingencies [Line Items]
Priority distribution payments	31,500,000	$ 19,500,000	$ 19,200,000
Annual initial amount of priority distribution payments	40,000,000
Town of Montville Agreement
Commitment And Contingencies [Line Items]
Annual payments	$ 500,000
Land Lease Agreement
Commitment And Contingencies [Line Items]
Rental fee, percent of annual revenues for periods not occupied by primary tenant	8.00%
Land Lease Agreement | Mohegan Tribe
Commitment And Contingencies [Line Items]
Term of lease	25 years
Renewable period of additional term	25 years